CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated deficit CNY (¥)	Non-controlling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2019	¥ 189	¥ (18)			¥ 4,429	¥ (2,003,031)		¥ (1,998,431)
Beginning balance (in shares) at Dec. 31, 2019 | shares	285,428,430	(25,428,430)
Statement
Net income (loss)						(82,184)		(82,184)
Issuance of ordinary shares at the initial public offering ("IPO")	¥ 56		¥ 256,352					256,408
Issuance of ordinary shares at the initial public offering ("IPO") (in shares) | shares	82,000,000
Conversion of preferred shares to ordinary shares upon the completion of the IPO shares	¥ 391		2,100,665					2,101,056
Conversion of preferred shares to ordinary shares upon the completion of the IPO shares (in shares) | shares	569,036,090
Accretions to preferred shares redemption value						(154,066)		(154,066)
Share-based compensation			49,170					49,170
Grant of vested options to settle annual bonus			3,378					3,378
Issuance of treasury stock for share incentive plan	¥ 4	¥ (4)
Issuance of treasury stock for share incentive plan (in shares) | shares	5,000,000	(5,000,000)
Vesting of restricted shares		¥ 8	(8)
Vesting of restricted shares (in shares) | shares		9,857,100
Vesting of restricted share units			196					¥ 196
Vesting of restricted share units (in shares) | shares		190,160						190,160	190,160
Exercise of share options		¥ 2						¥ 2
Exercise of share options (in shares) | shares		3,235,100						3,235,000	3,235,000
Foreign currency translation adjustment					(6,338)			¥ (6,338)
Appropriation to statutory reserves				¥ 0
Ending balance at Dec. 31, 2020	¥ 640	¥ (12)	2,409,753		(1,909)	(2,239,281)		169,191
Ending balance (in shares) at Dec. 31, 2020 | shares	941,464,520	(17,146,070)
Statement
Net income (loss)						(127,250)		(127,250)
Issuance of ordinary shares at the initial public offering ("IPO")	¥ 48		183,140					183,188
Issuance of ordinary shares at the initial public offering ("IPO") (in shares) | shares	73,710,080
Share-based compensation			34,715					34,715
Issuance of treasury stock for share incentive plan	¥ 10	¥ (10)
Issuance of treasury stock for share incentive plan (in shares) | shares	15,002,660	(15,002,660)
Vesting of restricted shares		¥ 5	(5)
Vesting of restricted shares (in shares) | shares		6,232,100
Vesting of restricted share units		¥ 3	2,853					¥ 2,856
Vesting of restricted share units (in shares) | shares		4,830,900						1,812,960	1,812,960
Exercise of share options		¥ 3						¥ 3
Exercise of share options (in shares) | shares		4,924,720						4,925,000	4,925,000
Foreign currency translation adjustment					(7,848)			¥ (7,848)
Appropriation to statutory reserves				0
Ending balance at Dec. 31, 2021	¥ 698	¥ (11)	2,630,456		(9,757)	(2,366,531)		254,855
Ending balance (in shares) at Dec. 31, 2021 | shares	1,030,177,260	(16,161,010)
Statement
Net income (loss)						86,517	¥ (13)	86,504
Share-based compensation			24,964					24,964
Issuance of treasury stock for share incentive plan	¥ 13	¥ (13)
Issuance of treasury stock for share incentive plan (in shares) | shares	20,000,000	(20,000,000)
Vesting of restricted shares		¥ 3	(3)
Vesting of restricted shares (in shares) | shares		3,625,000
Vesting of restricted share units		¥ 6	2,016					¥ 2,022
Vesting of restricted share units (in shares) | shares		9,286,460						5,637,860	5,637,860
Exercise of share options		¥ 5						¥ 5
Exercise of share options (in shares) | shares		7,894,340						7,894,000	7,894,000
Foreign currency translation adjustment					24,314			¥ 24,314	$ 3,525
Appropriation to statutory reserves				529		(529)
Ending balance at Dec. 31, 2022	¥ 711	¥ (10)	¥ 2,657,433	¥ 529	¥ 14,557	¥ (2,280,543)	¥ (13)	¥ 392,664	$ 56,932
Ending balance (in shares) at Dec. 31, 2022 | shares	1,050,177,260	(15,355,210)